Other Operating Expense - Summary of Other Operating Expense (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other operating expenses [line items]
Turnover tax	$ 7,037,212	$ 5,628,643
Charges for other provisions	1,295,615	1,134,779
Deposit guarantee fund contributions	370,498	353,862
Donations	106,441	156,472
Insurance claims	65,910	53,597
Other	3,518,194	3,677,745
Operating expenses	$ 12,393,870	$ 11,005,098